EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Tables)	12 Months Ended
Mar. 31, 2026
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES
Schedule of exploration and evaluation expenses and cost recoveries
	IKE	JOY (1)	DUKE	OTHER	TOTAL
Year ended March 31, 2026	($)	($)	($)	($)	($)
Assays and analysis	50,519	412,038	580,235	93,208	1,136,000
Drilling	6,545	3,023,347	2,903,542	2,230	5,935,664
Environmental	330	9,801	30,284	–	40,415
Equipment rental	16,200	229,129	228,233	142	473,704
Freight	–	322,460	145,736	–	468,196
Geological, including geophysical	74,860	1,087,521	1,451,086	236,788	2,850,255
Graphics	1,299	7,115	5,257	3,855	17,526
Helicopter and fuel	–	1,846,554	1,951,779	12,094	3,810,427
Operations support	19,860	1,000,931	658,803	70,908	1,750,502
Property acquisition and assessments costs	68,280	707,448	24,667	107,020	907,415
Socioeconomic	21,660	111,153	86,884	45,829	265,526
Technical data	146	–	–	–	146
Travel and accommodation	5,540	508,296	980,415	29,159	1,523,410
	265,239	9,265,793	9,046,921	601,233	19,179,186
	IKE	JOY	DUKE	OTHER	TOTAL
Year ended March 31, 2025	($)	($)	($)	($)	($)
Assays and analysis	293,030	1,009,421	554,906	4,180	1,861,537
Drilling	596,256	3,648,508	1,142,301	–	5,387,065
Environmental	16,316	54,459	24,781	533	96,089
Equipment rental	62,610	203,124	157,025	–	422,759
Freight	49,476	262,350	107,451	152	419,429
Geological, including geophysical	454,583	1,321,153	1,900,966	72,768	3,749,470
Graphics	2,236	7,310	17,643	903	28,092
Helicopter and fuel	1,031,806	2,288,980	1,148,199	–	4,468,985
Operations support	102,493	16,924	24,949	522,040	666,406
Property acquisition and assessments costs	481,900	2,590,722	1,368,652	28,555	4,469,829
Socioeconomic	91,292	206,574	189,261	22,068	509,195
Technical data	4,200	34,890	34,820	–	73,910
Travel and accommodation	25,018	200,297	187,924	9,091	422,330
	3,211,216	11,844,712	6,858,878	660,290	22,575,096